As filed with the Securities and Exchange Commission on February 27, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07959

Advisors Series Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas G. Hess, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

(414) 765-6872
Registrant's telephone number, including area code

Date of fiscal year end:  March 31, 2018

Date of reporting period:  December 31, 2017

Item 1. Schedules of Investments.

Aasgard Dividend Growth Small & Mid-Cap Fund
Schedule of Investments
at December 31, 2017 (Unaudited)

Shares	COMMON STOCKS - 88.28%	Value
	Administrative and Support Services - 4.16%
8,230	Broadridge Financial Solutions, Inc.	$745,473
5,770	ManpowerGroup, Inc.	727,655
		1,473,128
	Ambulatory Health Care Services - 1.91%
6,885	Quest Diagnostics, Inc.	678,104
	Apparel Manufacturing - 2.03%
4,609	Cintas Corp.	718,220
	Chemical Manufacturing - 5.60%
14,290	Church & Dwight Co., Inc.	716,929
11,555	H.B. Fuller Co.	622,468
10,275	Tupperware Brands Corp.	644,243
		1,983,640
	Clothing and Clothing Accessories Stores - 2.11%
15,790	Nordstrom, Inc.	748,130
	Computer and Electronic Product Manufacturing - 14.10%
15,835	FLIR Systems, Inc.	738,228
5,235	Harris Corp.	741,538
3,540	L3 Technologies, Inc.	700,389
13,455	Maxim Integrated Products, Inc.	703,427
14,480	Plantronics, Inc.	729,502
8,085	ResMed, Inc.	684,719
10,335	Xilinx, Inc.	696,786
		4,994,589
	Construction of Buildings - 2.20%
23,440	PulteGroup, Inc.	779,380
	Credit Intermediation and Related Activities - 5.96%
14,580	Synovus Financial Corp.	698,965
35,105	Umpqua Holdings Corp.	730,184
19,975	Washington Federal, Inc.	684,144
		2,113,293
	Fabricated Metal Product Manufacturing - 2.07%
8,230	Crane Co.	734,281
	Food Manufacturing - 1.97%
6,845	McCormick & Co., Inc.	697,574
	Food Services and Drinking Places - 1.89%
4,215	Cracker Barrel Old Country Store, Inc.	669,721
	Insurance Carriers and Related Activities - 4.09%
4,710	Reinsurance Group of America, Inc.	734,430
8,884	Safety Insurance Group, Inc.	714,274
		1,448,704
	Management of Companies and Enterprises - 1.96%
7,345	Cullen/Frost Bankers, Inc.	695,204
	Merchant Wholesalers, Durable Goods - 2.10%
3,155	Huntington Ingalls Industries, Inc.	743,634
	Miscellaneous Manufacturing - 8.14%
7,690	Dover Corp.	776,613
7,660	Hasbro, Inc.	696,217
8,170	Hill-Rom Holdings, Inc.	688,649
8,280	STERIS plc	724,252
		2,885,731

	Nursing and Residential Care Facilities - 1.63%
9,450	National Healthcare Corp.	575,883
	Paper Manufacturing - 1.86%
12,420	Sonoco Products Co.	659,999
	Petroleum and Coal Products Manufacturing - 2.29%
15,845	HollyFrontier Corp.	811,581
	Pipeline Transportation - 3.63%
14,200	New Jersey Resources Corp.	570,840
14,736	Targa Resources Corp.	713,517
		1,284,357
	Primary Metal Manufacturing - 2.10%
8,675	Reliance Steel & Aluminum Co.	744,228
	Professional, Scientific, and Technical Services - 4.08%
6,080	Jack Henry & Associates, Inc.	711,117
11,350	Leidos Holdings, Inc.	732,869
		1,443,986
	Rental and Leasing Services - 2.03%
8,533	Ryder System, Inc.	718,223
	Securities, Commodity Contracts, and Other Financial Investments and Related Activities - 4.14%
13,295	Eaton Vance Corp.	749,705
8,048	Raymond James Financial, Inc.	718,686
		1,468,391
	Transportation Equipment Manufacturing - 4.39%
6,795	Polaris Industries, Inc.	842,512
15,893	Standard Motor Products, Inc.	713,755
		1,556,267
	Utilities - 1.84%
10,940	NorthWestern Corp.	653,118

	TOTAL COMMON STOCKS (Cost $25,215,396)	31,279,366

	REITS - 9.20%
10,735	EPR Properties	702,713
7,885	Extra Space Storage, Inc.	689,543
12,350	LTC Properties, Inc.	537,843
8,680	National Health Investors, Inc.	654,298
9,790	WP Carey, Inc.	674,531
	TOTAL REITS (Cost $3,167,943)	3,258,928

	CLOSED-END FUND - 1.73%
15,395	Main Street Capital Corp.	611,643
	TOTAL CLOSED-END FUND (Cost $499,460)	611,643

Shares	MONEY MARKET FUND - 0.90%	Value
319,998	Fidelity Institutional Government Portfolio - Class I, 1.14% (a)	319,998
	TOTAL MONEY MARKET FUND (Cost $319,998)	319,998

	TOTAL INVESTMENTS IN SECURITIES (Cost $29,202,797) - 100.11%	35,469,935
	Liabilities in Excess of Other Assets - (0.11)%	(38,045)
	NET ASSETS - 100.00%	$35,431,890

REIT -	Real Estate Investment Trust
(a)	Rate shown is the 7-day annualized yield as of December 31, 2017.

Aasgard Dividend Growth Small & Mid-Cap Fund
Notes to Schedule of Investments
December 31, 2017 (Unaudited)

Note 1 – Securities Valuation

       The Aasgard Dividend Growth Small & Mid-Cap Fund's (the "Fund") investments in securities are carried at their fair value. The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity securities, including common stocks, real estate investment trusts, and closed-end funds, that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP"). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. Investments in open-end mutual funds are valued at their net asset value per share. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of the Advisors Series Trust which is comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund's administrator. The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund's securities as of December 31, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$669,722	$-	$-	$669,722
Administrative Support and Waste Management	1,473,128	-	-	1,473,128
Construction	779,380	-	-	779,380
Finance and Insurance	5,030,388	-	-	5,030,388
Health Care and Social Assistance	1,253,987	-	-	1,253,987
Management of Companies and Enterprises	695,204	-	-	695,204
Manufacturing	15,786,109	-	-	15,786,109
Professional, Scientific, and Technical Services	1,443,986	-	-	1,443,986
Real Estate and Rental and Leasing	718,223	-	-	718,223
Retail Trade	748,130	-	-	748,130
Transportation and Warehousing	1,284,357	-	-	1,284,357
Utilities	653,118	-	-	653,118
Wholesale Trade	743,634	-	-	743,634
Total Common Stocks	31,279,366	-	-	31,279,366
REITs	3,258,928	-	-	3,258,928
Closed-End Fund	611,643	-	-	611,643
Money Market Fund	319,998	-	-	319,998
Total Investments in Securities	$35,469,935	$-	$-	$35,469,935

Refer to the Fund's schedule of investments for a detailed break-out of securities by industry classification. Transfers between levels are recognized at December 31, 2017, the end of the reporting period. The Fund recognized no transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Fund during the period ended December 31, 2017.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Chief Executive Officer/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*/s/ Douglas G. Hess
                                             Douglas G. Hess, President/Chief Executive
                                             Officer/Principal Executive Officer

Date                                           February 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas G. Hess
                                              Douglas G. Hess, President/Chief Executive
                                              Officer/Principal Executive Officer

Date                                           February 20, 2018
By (Signature and Title)* /s/ Cheryl L. King
                                             Cheryl L. King, Treasurer/Principal Financial Officer

Date                                           February 20, 2018

* Print the name and title of each signing officer under his or her signature.